UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Asset
Manager 70%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2006

1.797932.103

AAL-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 55.5%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (f)	132,384	$ 15,992,010
Fidelity Consumer Staples Central Fund (f)	104,895	11,423,048
Fidelity Energy Central Fund (f)	122,159	12,991,577
Fidelity Financials Central Fund (f)	273,230	31,336,726
Fidelity Health Care Central Fund (f)	156,130	16,865,133
Fidelity Industrials Central Fund (f)	135,785	15,438,722
Fidelity Information Technology Central Fund (f)	174,404	21,456,979
Fidelity Materials Central Fund (f)	39,155	4,545,947
Fidelity Telecom Services Central Fund (f)	36,533	4,624,315
Fidelity Utilities Central Fund (f)	47,470	5,248,295
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $125,943,928)		139,922,752
Fixed-Income Central Funds - 25.2%

Investment Grade Fixed-Income Central Funds - 20.7%
Fidelity Tactical Income Central Fund (f)	529,670	52,172,504
High Yield Fixed-Income Central Funds - 4.5%
Fidelity Floating Rate Central Fund (f)	65,087	6,547,752
Fidelity High Income Central Fund 1 (f)	47,167	4,734,574
TOTAL HIGH YIELD FIXED-INCOME CENTRAL FUNDS		11,282,326
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $62,544,639)		63,454,830
Common Stocks - 4.0%

Argentina - 0.2%
Cresud S.A.C.I.F. y A. sponsored ADR	11,200	196,000
Inversiones y Representaciones SA sponsored GDR (a)	11,700	197,847
Pampa Holding SA (a)	66,800	49,900
TOTAL ARGENTINA		443,747
Austria - 0.1%
Flughafen Wien AG	2,200	216,090
Canada - 0.6%
Abitibi-Consolidated, Inc.	98,700	253,099
Aquiline Resources, Inc. (a)	13,600	86,079
Canadian Natural Resources Ltd.	7,400	394,434
Catalyst Paper Corp. (a)	38,800	118,130
NuVista Energy Ltd. (a)	7,800	86,964
ProEx Energy Ltd. (a)	8,500	93,675
Common Stocks - continued
	Shares	Value
Canada - continued
Saskatchewan Wheat Pool, Inc. (a)	15,600	$ 118,672
Suncor Energy, Inc.	3,100	244,039
TOTAL CANADA		1,395,092
Cayman Islands - 0.1%
GlobalSantaFe Corp.	5,200	305,656
Czech Republic - 0.1%
Philip Morris CR AS	500	260,164
France - 0.5%
Compagnie Generale de Geophysique SA (a)(d)	800	173,421
Icade SA	5,800	366,395
Neopost SA	300	37,685
Pernod Ricard SA	1,100	252,686
Renault SA	3,100	372,428
TOTAL FRANCE		1,202,615
Germany - 0.3%
E.ON AG	1,900	257,583
KarstadtQuelle AG (a)	7,900	229,034
Lanxess AG (a)	6,100	342,101
TOTAL GERMANY		828,718
Italy - 0.1%
Fiat Spa (a)	14,600	278,870
Japan - 0.1%
Nintendo Co. Ltd.	1,100	285,510
Luxembourg - 0.1%
SES Global SA FDR unit	21,393	372,808
Netherlands - 0.4%
CNH Global NV	7,700	210,210
Koninklijke Philips Electronics NV	8,400	315,672
Nutreco Holding NV	3,700	241,257
Reed Elsevier NV	16,400	279,735
TOTAL NETHERLANDS		1,046,874
Philippines - 0.0%
DMCI Holdings, Inc.	333,000	41,413
Semirara Mining Corp.	136,600	50,825
TOTAL PHILIPPINES		92,238
Common Stocks - continued
	Shares	Value
South Africa - 0.1%
Gold Fields Ltd. sponsored ADR	11,400	$ 215,232
Sweden - 0.0%
Atlas Copco AB (A Shares)	3,500	117,592
Switzerland - 0.3%
Actelion Ltd. (Reg.) (a)	1,387	304,948
Bucher Holding AG	970	105,280
Syngenta AG sponsored ADR	6,000	222,840
TOTAL SWITZERLAND		633,068
United Kingdom - 0.4%
Benfield Group PLC	40,000	280,073
Pearson PLC	19,000	287,094
Tesco PLC	40,300	319,270
TOTAL UNITED KINGDOM		886,437
United States of America - 0.6%
Deere & Co.	4,000	380,280
Monsanto Co.	5,000	262,650
Newmont Mining Corp.	6,300	284,445
NTL, Inc.	10,800	272,592
Synthes, Inc.	2,911	346,994
TOTAL UNITED STATES OF AMERICA		1,546,961
TOTAL COMMON STOCKS (Cost $8,870,230)		10,127,672
Money Market Central Funds - 14.8%

Fidelity Cash Central Fund, 5.37% (b)	37,068,105	37,068,105
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	113,500	113,500
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $37,181,605)		37,181,605
U.S. Treasury Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.92% to 4.95% 2/8/07 to 3/8/07 (e) (Cost $1,199,073)	$ 1,210,000	1,199,592
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $235,739,475)	251,886,451
NET OTHER ASSETS - 0.0%	31,326
NET ASSETS - 100%	$ 251,917,777
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
104 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	March 2007	$ 5,707,594	$ 115,648
38 FTSE 100 Index Contracts (United Kingdom)	March 2007	4,626,252	31,297
24 S&P 500 Index Contracts	March 2007	8,570,400	9,180
34 TOPIX 150 Index Contracts (Japan)	March 2007	4,805,124	223,495
TOTAL EQUITY INDEX CONTRACTS		$ 23,709,370	$ 379,620
The face value of futures purchased as a percentage of net assets - 9.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,199,592.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 416,383
Fidelity Consumer Discretionary Central Fund	96,640
Fidelity Consumer Staples Central Fund	56,643
Fidelity Energy Central Fund	35,426
Fidelity Financials Central Fund	158,473
Fidelity Floating Rate Central Fund	123,184
Fidelity Health Care Central Fund	65,574
Fidelity High Income Central Fund 1	96,427
Fidelity Industrials Central Fund	70,608
Fidelity Information Technology Central Fund	22,673
Fidelity Materials Central Fund	36,806
Fidelity Securities Lending Cash Central Fund	1,860
Fidelity Tactical Income Central Fund	673,002
Fidelity Telecom Services Central Fund	23,381
Fidelity Utilities Central Fund	33,704
Total	$ 1,910,784
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 15,155,342	$ -	$ -	$ 15,992,010	2.0%
Fidelity Consumer Staples Central Fund	10,970,951	-	-	11,423,048	2.0%
Fidelity Energy Central Fund	11,868,938	-	-	12,991,577	2.0%
Fidelity Financials Central Fund	29,497,889	-	-	31,336,726	2.0%
Fidelity Floating Rate Central Fund	6,529,528	-	-	6,547,752	0.4%
Fidelity Health Care Central Fund	16,573,171	-	-	16,865,133	2.0%
Fidelity High Income Central Fund 1	4,634,110	-	-	4,734,574	0.8%
Fidelity Industrials Central Fund	14,478,724	-	-	15,438,722	2.0%
Fidelity Information Technology Central Fund	20,295,446	-	-	21,456,979	2.0%
Fidelity Materials Central Fund	4,070,208	-	-	4,545,947	2.0%
Fidelity Tactical Income Central Fund	52,177,801	-	-	52,172,504	1.0%
Fidelity Telecom Services Central Fund	4,198,709	-	-	4,624,315	2.0%
Fidelity Utilities Central Fund	4,824,862	-	-	5,248,295	2.0%
Total	$ 195,275,679	$ -	$ -	$ 203,377,582
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $235,775,868. Net unrealized appreciation aggregated $16,110,583, of which $16,319,603 related to appreciated investment securities and $209,020 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 26, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 26, 2007